Derivatives and Hedging (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 24, 2018 USD ($) swap	Jul. 25, 2018 EUR (€) swap
Derivative [Line Items]
Unrealized gains (losses), cash flow hedge	$ (1.3)	$ 0.0	$ 0.0
Net Investment Hedging | Cross Currency Swaps
Derivative [Line Items]
Notional amount | €					€ 250.0
Unrealized gains	2.0
Cash Flow Hedging | Interest Rate Swap
Derivative [Line Items]
Notional amount				$ 150.0
Number of interest rate swaps | swap				2
Floating rate debt				$ 150.0
Floating rate				2.732%
Unrealized gains (losses), cash flow hedge	(1.3)
Interest Expense, Net | Net Investment Hedging | Cross Currency Swaps
Derivative [Line Items]
Number of cross currency swaps | swap					6
Conversion benefit	2.0
Interest Expense, Net | Cash Flow Hedging | Interest Rate Swap
Derivative [Line Items]
Expense recognized	$ 0.3